Summary of Significant Accounting Policies (Summary of Changes in Warranty Liability) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Guarantor Obligations [Line Items]
Warranty liability, beginning of period	$ 16,341	$ 21,365	$ 26,394
Warranty provision during year	2,380	2,574	2,429
Warranty payments during year	(4,699)	(8,277)	(8,727)
Warranty charges related to pre-existing warranties during year	292	679	1,269
Warranty liability, end of period	$ 14,314	$ 16,341	$ 21,365